Average Annual Total Returns	12 Months Ended	26 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Catalyst Insider Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)		1.35%
Catalyst Insider Income Fund | Bloomberg US Govt/Credit 1-3 YR TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.36%		1.58%		1.63%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.48%		2.14%		2.60%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.58%		0.56%		1.34%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.43%		0.94%		1.43%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.82%		2.40%		2.38%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	7.90%		3.41%		3.40%
Catalyst/SMH High Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)		1.35%
Catalyst/SMH High Income Fund | ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.11%		4.06%		5.09%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.84%		4.44%		3.85%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.04%		2.03%		1.20%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.21%		2.33%		1.65%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.17%		4.71%		3.56%
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.29%		5.73%		4.59%
Catalyst/SMH Total Return Income Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Catalyst/SMH Total Return Income Fund | ICE BofA High Yield U.S. Corporates Cash Pay Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.11%		4.06%		5.09%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.26%		6.43%		5.12%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.19%		4.30%		2.82%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.46%		4.10%		2.92%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.57%		6.85%		4.94%
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.70%		7.95%		6.00%
Catalyst/MAP Global Balanced Fund | MSCI ACWI Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.01%		10.58%		9.79%
Catalyst/MAP Global Balanced Fund | MSCI ACWI Value Gross Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.56%		7.20%		7.03%
Catalyst/MAP Global Balanced Fund | 50% ICE BofAML 1-3 Year/ 50% - MSCI ACWI Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.52%		6.61%		6.18%
Catalyst/MAP Global Balanced Fund | 50% MSCI ACWI Value/50% ML AAAA 1-3YR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.45%		4.99%		4.85%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(1.34%)		1.77%		3.19%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.03%)		0.65%		2.10%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.57%)		1.13%		2.25%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.77%		2.19%		3.02%
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.83%		3.24%		4.08%
Catalyst/CIFC Senior Secured Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	4.52%	(0.33%)		1.35%
Catalyst/CIFC Senior Secured Income Fund | Morningstar LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	10.94%	5.85%		5.14%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.97%		4.14%		4.11%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.46%		1.72%		1.83%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.27%		2.08%		2.08%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.33%		4.36%		3.84%
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	8.23%	10.21%
Performance Inception Date	Nov. 01, 2022
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.41%		5.39%		4.89%
Catalyst Enhanced Income Strategy Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)	1.13%
Catalyst Enhanced Income Strategy Fund | Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.20%		(0.74%)	0.41%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(5.17%)		(1.00%)	1.76%
Performance Inception Date	Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(8.45%)		(3.77%)	(0.87%)
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.05%)		(1.83%)	0.30%
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(0.13%)		(0.57%)	1.99%
Performance Inception Date	Dec. 31, 2018
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	0.87%		0.43%	3.02%
Performance Inception Date	Dec. 31, 2018